Derivative Instruments (Schedule Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in Statements of Comprehensive income	$ 100	$ 314	$ 208
Gain (loss) recognized in consolidated statements of operations	(735)	(961)	1,496
Foreign Exchange Option And Forward Contract [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in Statements of Comprehensive income	100
Foreign Exchange Option And Forward Contract [Member] | Operating Expense [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in Statements of Comprehensive income	(495)	1,189	72
Foreign Exchange Option And Forward Contract [Member] | Financial Expense [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in Statements of Comprehensive income	(240)	(2,150)	1,424
Foreign Exchange Forward Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in Statements of Comprehensive income